Restatement of Previously Issued Financial Statements - Schedule Of Condensed Income Statement (Detail) - $ / shares	3 Months Ended						4 Months Ended	6 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Jun. 30, 2021	Jun. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020
Class A Common Stock
Basic and diluted weighted average shares outstanding	27,600,000			27,600,000			0			27,600,000	23,252,747	24,348,493
Basic and diluted net income (loss) per ordinary share	$ 0.16			$ (0.33)			$ 0			$ 0.45	$ (0.03)	$ (0.34)
Class B common stock
Basic and diluted weighted average shares outstanding	6,900,000			6,900,000			6,000,000			6,900,000	6,900,000	6,900,000
Basic and diluted net income (loss) per ordinary share	$ 0.16			$ (0.33)			$ 0.00			$ 0.45	$ (0.03)	$ (0.34)
As Reported | Class A Common Stock
Basic and diluted weighted average shares outstanding		27,600,000	27,600,000		0	27,600,000					27,600,000	27,600,000
Basic and diluted net income (loss) per ordinary share						$ 0.06					$ 0.07	$ 0.07
As Reported | Class B common stock
Basic and diluted weighted average shares outstanding		6,900,000	6,900,000			6,474,725					6,758,759	6,794,262
Basic and diluted net income (loss) per ordinary share		$ (0.02)	$ 1.70	(1.63)	$ (0.20)	$ 1.12					$ (0.39)	$ (1.82)
As Reported | Class A Ordinary Share Subject To Redemption
Basic and diluted weighted average shares outstanding								27,600,000	27,600,000
As Reported | Class A Ordinary Share Not Subject To Redemption
Basic and diluted weighted average shares outstanding								6,900,000	6,687,363
As Reported | Redeemable Shares
Basic and diluted net income (loss) per ordinary share									$ 0.07
As Reported | Non Redeemable Shares
Basic and diluted net income (loss) per ordinary share								$ 1.43	$ 1.29
Adjustment | Class A Common Stock
Basic and diluted weighted average shares outstanding					0.04	(13,186,667)					(4,347,253)	(3,251,507)
Basic and diluted net income (loss) per ordinary share		(0.05)	0.27	(0.33)		$ 0.36					$ (0.10)	$ (0.41)
Adjustment | Class B common stock
Basic and diluted weighted average shares outstanding						425,275					141,241	105,738
Basic and diluted net income (loss) per ordinary share		$ (0.03)	$ (1.36)	1.30	$ 0.24	$ (0.70)					$ 0.36	$ 1.48
Adjustment | Class A Ordinary Share Subject To Redemption
Basic and diluted weighted average shares outstanding									(6,556,906)
Adjustment | Class A Ordinary Share Not Subject To Redemption
Basic and diluted weighted average shares outstanding									212,637
Adjustment | Redeemable Shares
Basic and diluted net income (loss) per ordinary share								0.29	$ 0.30
Adjustment | Non Redeemable Shares
Basic and diluted net income (loss) per ordinary share								$ (1.14)	$ (0.92)
As Restated | Class A Common Stock
Basic and diluted weighted average shares outstanding		27,600,000	27,600,000		0.04	14,413,333		27,600,000			23,252,747	24,348,493
Basic and diluted net income (loss) per ordinary share		$ (0.05)	$ 0.34			$ 0.42		$ 0.29			$ (0.03)	$ (0.34)
As Restated | Class B common stock
Basic and diluted weighted average shares outstanding		6,900,000	6,900,000			6,900,000		6,900,000			6,900,000	6,900,000
Basic and diluted net income (loss) per ordinary share		$ (0.05)	$ 0.34		$ 0.04	$ 0.42		$ 0.29			$ (0.03)	$ (0.34)
As Adjusted | Class A Common Stock
Basic and diluted net income (loss) per ordinary share				(0.33)
As Adjusted | Class B common stock
Basic and diluted net income (loss) per ordinary share				$ (0.33)
As Adjusted | Class A Ordinary Share Subject To Redemption
Basic and diluted weighted average shares outstanding									21,043,094
As Adjusted | Class A Ordinary Share Not Subject To Redemption
Basic and diluted weighted average shares outstanding									6,900,000
As Adjusted | Redeemable Shares
Basic and diluted net income (loss) per ordinary share									$ 0.37
As Adjusted | Non Redeemable Shares
Basic and diluted net income (loss) per ordinary share									$ 0.37